AUDIT AND OTHER SERVICES	12 Months Ended
Dec. 31, 2025
Audit And Other Services [Abstract]
AUDIT AND OTHER SERVICES	7. AUDIT AND OTHER SERVICES
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual financial statements	15.3	14.9	15.0
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
–Audit of the Santander UK group’s subsidiaries	1.0	0.7	0.7
Total audit fees[1]	16.3	15.6	15.7
Non-audit fees:
Audit-related assurance services	4.2	2.2	2.3
Other assurance services	1.3	1.2	0.8
Other non-audit services	—	0.9	0.2
Total non-audit fees	5.5	4.3	3.3
12025 audit fees included £0.8m (2024: £0.1m, 2023: £0.7m) which related to the prior years.
Audit fees payable for the statutory audit of Santander UK Group Holdings plc were £0.7m (2024: £0.7m, 2023: £0.6m).
Audit-related assurance services mainly comprised services performed in connection with review of the financial information of the Company and reporting to the
Company's UK regulators.
Other non-audit services mainly comprised services performed in support of various debt issuance programmes.
Of the total non-audit fees, £1.6m (2024: £1.5m, 2023: £1.7m) accords with the definition of 'Audit Fees' per US Securities and Exchange Commission (SEC)
guidance, £3.8m (2024: £2.7m, 2023: £1.6m) accords with the definition of 'Audit related fees' per that guidance and £93,300 (2024: £93,300, 2023: £37,000)
accords with the definition of 'All other fees' per that guidance.
In 2025, the Company's auditors earned £1.8m (2024: £1.8m, 2023: £1.6m), in relation to incremental work undertaken in support of the audit of Banco Santander
SA.